         CLASS A, CLASS B, CLASS C, CLASS R AND INVESTOR CLASS SHARES OF

                     INVESCO INTERNATIONAL CORE EQUITY FUND

                       Supplement dated September 30, 2004
             to the Prospectus dated April 30, 2004, as supplemented
       April 30, 2004, May 18, 2004, July 16, 2004 and September 8, 2004


      The Board of Trustees of AIM International Mutual Funds, on behalf of INVESCO International Core Equity Fund, has approved changing the fund's name to "AIM International Core Equity Fund", effective October 15, 2004.

                          INSTITUTIONAL CLASS SHARES OF

                     INVESCO INTERNATIONAL CORE EQUITY FUND

                       Supplement dated September 30, 2004
             to the Prospectus dated April 30, 2004, as supplemented
                April 30, 2004, May 18, 2004, July 16, 2004, and
                               September 8, 2004


         The Board of Trustees of AIM International Mutual Funds, on behalf of INVESCO International Core Equity Fund, has approved changing the fund's name to "AIM International Core Equity Fund", effective October 15, 2004.

 CLASS A, CLASS B, CLASS C, CLASS R, INVESTOR AND INSTITUTIONAL CLASS SHARES OF

                     INVESCO INTERNATIONAL CORE EQUITY FUND

                           Supplement dated September
                    30, 2004 to the Statement of Additional
                        Information dated April 30, 2004
       as supplemented May 18, 2004, July 16, 2004 and September 28, 2004


         The Board of Trustees of AIM International Mutual Funds, on behalf of INVESCO International Core Equity Fund, has approved changing the fund's name to "AIM International Core Equity Fund", effective October 15, 2004.